Consolidated Statements of Cash Flows (Parenthetical) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Cash Flows [Abstract]
Cash and cash equivalents of discontinued operations	$ 29	$ 21	$ 38	$ 19